INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Contract	Customer		Supplier	Trade	Customer	Non-compete	use
	software	license	Permits	backlog	relationships	Licenses	relationships	names	contract	agreements	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2019	47,254	72,908	—	5,162	112,961	3,883	17,070	90,591	—	44	5,440	355,313
Additions	11,128	—	100,380	—	—	—	—	—	—	—	13,189	124,697
Foreign currency translation difference	413	1,200	—	—	—	—	—	—	—	—	—	1,613
Amortization expense	(16,068)	(8,985)	(3,136)	(5,162)	(24,921)	(385)	(3,074)	(5,813)	—	(44)	(3,440)	(71,028)
Intangible assets, net December 31, 2019	42,727	65,123	97,244	—	88,040	3,498	13,996	84,778	—	—	15,189	410,595
Additions	12,893	—	274,904	—	—	—	—	—	66,708	—	8,684	363,189
Foreign currency translation difference	(32)	(4,213)	—	—	—	—	—	—	—	—	—	(4,245)
Amortization expense	(13,689)	(8,403)	(5,189)	—	(24,854)	(385)	(3,074)	(5,813)	(3,602)	—	(7,681)	(72,690)
Impairment	—	(38,654)	—	—	—	—	—	—	—	—	—	(38,654)
Intangible assets, net December 31, 2020	41,899	13,853	366,959	—	63,186	3,113	10,922	78,965	63,106	—	16,192	658,195
Intangible assets, net December 31, 2020 (US$)	6,421	2,123	56,239	—	9,684	477	1,674	12,102	9,671	—	2,482	100,873

Schedule of annual estimated amortization expenses of intangible assets

	RMB	US$
2021	78,149	11,977
2022	63,039	9,661
2023	41,574	6,371
2024	31,923	4,892
2025	27,424	4,203
	242,109	37,104